Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 2,082,442	$ 1,731,517
Realizable value, inventories	56,414	79,549
Impairment losses for property, plant and equipment		401,995
Impairment for construction in progress		20,929	349,390
Refund liabilities	53,885	213,571
Advance from customers	58,627	187,665	$ 165,534
Marketing and advertising expenses	108,822	327,208
Accumulated other comprehensive income	$ (1,075,522)	(1,025,795)
Voting interest percentage	10.00%
Cash and cash equivalents	$ 18,099,019	12,070,345
Trademarks [Member]
Significant Accounting Policies [Line Items]
Amortized useful life, term	10 years
Property, Plant and Equipment [Member]
Significant Accounting Policies [Line Items]
Impairment losses for property, plant and equipment		401,995
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 2,082,442	$ 1,731,517
Minimum [Member]
Significant Accounting Policies [Line Items]
Interest rates	6.00%
Minimum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	20.56%
Maximum [Member]
Significant Accounting Policies [Line Items]
Interest rates	18.00%
Maximum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	16.26%